Note 7 - Other assets (Detail) - Components of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity method investments	$ 5,455	$ 3,441
Financing fees, net of accumulated amortization of $5,359 (December 31, 2011 - $6,419)	3,199	2,635
Other	5,318	4,268
	$ 13,972	$ 10,344